Net Loss Per Share - Schedule of Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ (66,394)	$ (59,277)
Denominator:
Weighted-average common shares outstanding, basic	5,354,368	1,630,348
Weighted-average common shares outstanding, diluted	5,354,368	1,630,348
Net loss per share attributable to common stockholders, basic	$ (12.4)	$ (36.36)
Net loss per share attributable to common stockholders, diluted	$ (12.4)	$ (36.36)